Share Based Compensation - Schedule of Shares Granted Under Share Incentive Plan (Details) - 2023 Share Incentive Plan [Member]	Dec. 31, 2024 shares
Schedule of Shares Granted Under Share Incentive Plan [Line Items]
2023 Share Incentive Plan	3,300,000
Maximum [Member]
Schedule of Shares Granted Under Share Incentive Plan [Line Items]
2023 Share Incentive Plan	3,300,000